D91-09434-fn

For Internal Use Only
Sec File No. 9-

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2010 JUL 27 PM 4:33
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10048066

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
SSGA Funds Management Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
GII: FTSE/Macquarie Global Infrastructure 100 Index; IPD: S&P Developed Ex-US BMI Consumer Discretionary Sector Index; IPF: S&P Developed Ex-US BMI Financials Sector Index; IPK: S&P Developed Ex-US BMI Information Technology Sector Index; IPN: S&P Developed Ex-US BMI Industrial Sector Index; IPS: S&P Developed Ex-US BMI Consumer Staples Sector Index; IPU: S&P Developed Ex-US BMI Utilities Sector Index; IPW: S&P Developed Ex-US BMI Energy Sector Index; IRV: S&P Developed Ex-US BMI Materials Sector Index; IRY: S&P Developed Ex-US BMI Health Care Sector Index; IST: S&P Developed Ex-US BMI Telecommunications Services Sector Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 11 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
GII, IPD, IPF, IPK, IPN, IPS, IPU, IPW, IRV, IRY, IST

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

GII: US, Japan, Germany, France, UK; IPD: Japan, UK, France, Germany, Canada; IPF: Japan, UK, Canada, Australia, Spain; IPK: Japan, Korea, Finland, Germany, Canada; IPN: Japan, UK, France, Germany, Switzerland; IPS: UK, Switzerland, Japan, France, Australia; IPU: Japan, Germany, UK, France, Spain; IPW: UK, Canada, France, Australia, Italy; IRV: Japan, Australia, Canada, UK, Germany; IRY: Switzerland, Japan, UK, Germany, France; IST: UK, Spain, Japan, Germany, France

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

Direct Edge ECN LLC, 545 Washington Boulevard, Jersey City, NJ 07310 Tel 201.942.8220 Fax 201.557.8019 www.directedge.com